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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     December 31, 2011
                                                 -------------------------------

Check here if Amendment |_|; Amendment Number:
                                                 -----------

 This Amendment (Check only one.):          |_|  is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Focused Investors LLC
           -------------------------------------------------
Address:   9777 Wilshire Boulevard, Suite 910
           -------------------------------------------------
           Beverly Hills, California 90212
           -------------------------------------------------

Form 13F File Number:  28 -  12707
                       --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Kromm
             ---------------------------------------------------
Title:         Chief Operating Officer/Chief Compliance Officer
             ---------------------------------------------------
Phone:         (310) 734-1213
             ---------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Michael Kromm        Beverly Hills, California      01/30/12
----------------------  -----------------------------  ----------
      [Signature]               [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                          ---------------------

Form 13F Information Table Entry Total:     24
                                          ---------------------

Form 13F Information Table Value Total:     $ 1,347,323
                                          ---------------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101    43047   526700 SH       Sole                   526700
American Express Co.           COM              025816109    73769  1563900 SH       Sole                  1563900
Becton, Dickinson & Company    COM              075887109    37898   507200 SH       Sole                   507200
Coach, Inc.                    COM              189754104    27779   455100 SH       Sole                   455100
CVS Caremark Corp.             COM              126650100    53238  1305500 SH       Sole                  1305500
Diageo PLC                     COM              25243Q205    63484   726200 SH       Sole                   726200
Goldman Sachs Group Inc.       COM              38141G104    42258   467300 SH       Sole                   467300
International Business Machine COM              459200101    72320   393300 SH       Sole                   393300
Johnson & Johnson              COM              478160104    69121  1054000 SH       Sole                  1054000
JPMorgan Chase & Co.           COM              46625H100    39927  1200800 SH       Sole                  1200800
McDonald's Corp.               COM              580135101   120195  1198000 SH       Sole                  1198000
Microsoft Corp.                COM              594918104    47091  1814000 SH       Sole                  1814000
Morgan Stanley                 COM              617446448    26479  1750100 SH       Sole                  1750100
NIKE, Inc.                     COM              654106103    60135   624000 SH       Sole                   624000
PepsiCo, Inc.                  COM              713448108    94575  1425400 SH       Sole                  1425400
Pfizer Inc.                    COM              717081103    41620  1923300 SH       Sole                  1923300
Quest Diagnostics Inc.         COM              74834L100    37553   646800 SH       Sole                   646800
Target Corp.                   COM              87612E106    52137  1017900 SH       Sole                  1017900
The Coca-Cola Co.              COM              191216100    94984  1357500 SH       Sole                  1357500
The Procter & Gamble Co.       COM              742718109    47511   712200 SH       Sole                   712200
UnitedHealth Group Inc.        COM              91324P102    34488   680500 SH       Sole                   680500
Wal-Mart Stores, Inc.          COM              931142103   106188  1776900 SH       Sole                  1776900
Wells Fargo & Co.              COM              949746101    33367  1210700 SH       Sole                  1210700
Zimmer Holdings, Inc.          COM              98956P102    28158   527100 SH       Sole                   527100